5. Time Deposits (Tables)	12 Months Ended
Dec. 31, 2014
Banking and Thrift [Abstract]
Scheduled maturities of time deposits	At December 31, 2014, the scheduled maturities of time deposits are as follows:
(Dollars in thousands)

2015	$131,001
2016	37,065
2017	17,029
2018	8,336
2019 and thereafter	3,007

Total	$196,438